Property And Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment
Property and equipment, net as of October 31, 2013 and 2012 consists of the following:

	October 31,
	2013	2012
Land	$3,144,068	$3,144,068
Building and improvements	7,990,110	7,914,321
Machinery and equipment	22,217,244	19,354,823
Furniture and fixtures	950,640	953,381
Construction in progress	251,727	447,321
Total property and equipment, at cost	34,553,789	31,813,914
Less accumulated amortization and depreciation	(21,726,591)	(20,165,748)
Property and equipment, net	$12,827,198	$11,648,166